Other Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Other Financial Liabilities [Abstract]
Summary Of Other Financial Liabilities
The current other financial liabilities comprise the following:

€ thousand	December 31, 2022	December 31, 2021
Loan Agreement	14,440	0
Other financial liabilities	339	37
Total	14,779	37
thereof non-current
Other financial liabilities	249	0
Total	249	0